Pay vs Performance Disclosure - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average		Value of Initial
	Summary		Summary	Average	$100 Investment
	Compensation	Compensation	Compensation	Compensation	Based On Total	Net
	Table Total	Actually Paid	Table Total for	Actually Paid	Shareholder	Income
Period (1)	for PEO (2)	to PEO (3)(6)	Non-PEO NEOs (4)	to Non-PEO NEOs (5)(7)	Return (8)	(in thousands)
December 31, 2025	$1,087,204	$1,387,004	$530,059	$688,059	$138	$20,287
December 31, 2024	$668,014	$1,023,914	$323,380	$508,880	$118	$9,600
June 30, 2024	$2,803,317	$2,948,717	$1,420,306	$1,496,106	$102	$15,260
June 30, 2023	$1,027,531	$1,027,531	$440,912	$440,912	$91	$21,948
(1)	For the year ended December 31, 2025, the six-month period ended December 31, 2024 and the fiscal years ended June 30, 2024 and 2023.
(2)	Our PEO for each period presented was Mr. Amell.
(3)	The amounts shown represent Compensation Actually Paid to Mr. Amell for each corresponding period, in accordance with the requirements of Item 402(v) of Regulation S-K. The adjustments in the below table were made to Mr. Amell’s total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid pursuant to Item 402(v) of Regulation S-K.
(4)	These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Amell) in the “Total” column of the Summary Compensation Table in each applicable year. For each year presented the Non-PEO NEOs were Messrs. Hughes and Tomczak.
(5)	The amounts shown represent the average Compensation Actually Paid to the Non-PEO NEOs for each corresponding year, in accordance with the requirements of Item 402(v) of Regulation S-K. The adjustments in the below table were made to the Non-PEO NEOs total compensation in the Summary Compensation Table for each year to determine the Compensation Actually Paid pursuant to Item 402(v) of Regulation S-K.

(6)	The following table reconciles the Summary Compensation Table “Total” column to the Pay Versus Performance Table “Compensation Actually Paid to PEO” column above for the PEO. The unvested award values are computed in accordance with the methodology used to account for stock-based compensation in the consolidated financial statements under generally accepted accounting principles.

	December 31,	December 31,	June 30,	June 30,
PEO	2025	2024	2024	2023
Summary Compensation Table Total	$1,087,204	$668,014	$2,803,317	$1,027,531
Subtract Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	—	(845,100)	—
Subtract Amounts Reported under the “Option Awards” column in the Summary Compensation Table	—	—	(770,400)	—
Add Fair Value of Awards Granted during year that Remain Unvested as of Year-End	—	—	1,760,900	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End.	294,720	355,900	—	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-end of Awards Granted Prior to Year that Vested during the Year.	5,080	—	—	—
Compensation Actually Paid	$1,387,004	$1,023,914	$2,948,717	$1,027,531

(7)	The following table reconciles the average Summary Compensation Table “Total” column for the Non-PEO NEOs to the Pay Versus Performance Table “Average Compensation Paid to Non-PEO NEOs” above. The unvested award values are computed in accordance with the methodology used to account for stock-based compensation in the consolidated financial statements under generally accepted accounting principles.

	December 31,	December 31,	June 30,	June 30,
Non-PEO NEOs	2025	2024	2024	2023
Summary Compensation Table Total	$530,059	$323,380	$1,420,306	$440,912
Subtract Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	—	(469,500)	—
Subtract Amounts Reported under the “Option Awards” column in the Summary Compensation Table	—	—	(385,200)	—
Add Fair Value of Awards Granted during year that Remain Unvested as of Year-End	—	—	930,500	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End.	155,200	185,500	—	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-end of Awards Granted Prior to Year that Vested during the Year.	2,800	—	—	—
Compensation Actually Paid	$688,059	$508,880	$1,496,106	$440,912

(8)	The “Value of Initial $100 Investment Based On Total Shareholder Return” represents the Company’s TSR based on an initial $100 investment on June 30, 2022.

Named Executive Officers, Footnote
(2)	Our PEO for each period presented was Mr. Amell.
(4)	These amounts reflect the average total compensation reported for the Company’s NEOs as a group (excluding Mr. Amell) in the “Total” column of the Summary Compensation Table in each applicable year. For each year presented the Non-PEO NEOs were Messrs. Hughes and Tomczak.

Peer Group Issuers, Footnote
(8)	The “Value of Initial $100 Investment Based On Total Shareholder Return” represents the Company’s TSR based on an initial $100 investment on June 30, 2022.

PEO Total Compensation Amount	$ 668,014	$ 1,087,204	$ 2,803,317	$ 1,027,531
PEO Actually Paid Compensation Amount	1,023,914	$ 1,387,004	2,948,717	1,027,531
Adjustment To PEO Compensation, Footnote
(6)	The following table reconciles the Summary Compensation Table “Total” column to the Pay Versus Performance Table “Compensation Actually Paid to PEO” column above for the PEO. The unvested award values are computed in accordance with the methodology used to account for stock-based compensation in the consolidated financial statements under generally accepted accounting principles.

	December 31,	December 31,	June 30,	June 30,
PEO	2025	2024	2024	2023
Summary Compensation Table Total	$1,087,204	$668,014	$2,803,317	$1,027,531
Subtract Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	—	(845,100)	—
Subtract Amounts Reported under the “Option Awards” column in the Summary Compensation Table	—	—	(770,400)	—
Add Fair Value of Awards Granted during year that Remain Unvested as of Year-End	—	—	1,760,900	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End.	294,720	355,900	—	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-end of Awards Granted Prior to Year that Vested during the Year.	5,080	—	—	—
Compensation Actually Paid	$1,387,004	$1,023,914	$2,948,717	$1,027,531

Non-PEO NEO Average Total Compensation Amount	323,380	$ 530,059	1,420,306	440,912
Non-PEO NEO Average Compensation Actually Paid Amount	508,880	$ 688,059	1,496,106	440,912
Adjustment to Non-PEO NEO Compensation Footnote
(7)	The following table reconciles the average Summary Compensation Table “Total” column for the Non-PEO NEOs to the Pay Versus Performance Table “Average Compensation Paid to Non-PEO NEOs” above. The unvested award values are computed in accordance with the methodology used to account for stock-based compensation in the consolidated financial statements under generally accepted accounting principles.

	December 31,	December 31,	June 30,	June 30,
Non-PEO NEOs	2025	2024	2024	2023
Summary Compensation Table Total	$530,059	$323,380	$1,420,306	$440,912
Subtract Amounts Reported under the “Stock Awards” column in the Summary Compensation Table	—	—	(469,500)	—
Subtract Amounts Reported under the “Option Awards” column in the Summary Compensation Table	—	—	(385,200)	—
Add Fair Value of Awards Granted during year that Remain Unvested as of Year-End	—	—	930,500	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End.	155,200	185,500	—	—
Add (Subtract) for Change in Fair Value from prior Year-End to current Year-end of Awards Granted Prior to Year that Vested during the Year.	2,800	—	—	—
Compensation Actually Paid	$688,059	$508,880	$1,496,106	$440,912

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	118	$ 138	102	91
Net Income (Loss)	9,600,000	$ 20,287,000	15,260,000	$ 21,948,000
PEO Name		Mr. Amell
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,760,900
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	355,900	$ 294,720
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		5,080
PEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(845,100)
PEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(770,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			930,500
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 185,500	155,200
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 2,800
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(469,500)
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (385,200)